Income Taxes - Additional Information (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 27, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective tax rates	9.90%	28.90%	23.80%	50.00%
Federal tax rates	21.00%	21.00%	21.00%